Victory Funds

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

Supplement dated January 16, 2020

to the Prospectus dated March 1, 2019 (“Prospectus”)

The following information replaces in its entirety the information presented for the INCORE Fund for Income in the Section titled “Financial Highlights” on pages 43-48 of the Prospectus.

INCORE Fund for Income

	Class A Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period	$9.09	$9.63	$9.96	$10.27	$10.62
Investment Activities:
Net investment income (loss)	0.15(a)(c)	0.10(a)	0.11(a)	0.15	0.11
Net realized and unrealized gains (losses) on investments	(0.23)(c)	(0.15)	0.05	0.04	0.06
Total from Investment Activities	(0.08)	(0.05)	0.16	0.19	0.17
Distributions to Shareholders:
Net investment income	(0.45)	(0.49)	(0.49)	(0.50)	(0.52)
Total Distributions to Shareholders	(0.45)	(0.49)	(0.49)	(0.50)	(0.52)
Net Asset Value, End of Period	$8.56	$9.09	$9.63	$9.96	$10.27
Total Return (excludes sales charge)	(0.91)%	(0.51)%	1.62%	1.90%	1.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$153,574	$224,822	$400,740	$349,571	$338,122
Ratio of net expenses to average net assets	0.92%	0.88%	0.91%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets	1.64%(c)	1.08%	1.10%	1.09%	1.57%
Ratio of gross expenses to average net assets	0.93%(b)	0.88%	0.91%	0.94%	0.96%
Portfolio turnover (d)	27%	30%	31%	44%	32%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.37 and $(0.45) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 4.22%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class C Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period	$9.01	$9.56	$9.89	$10.20	$10.55
Investment Activities:
Net investment income (loss)	0.08(a)(c)	0.03(a)	0.03(a)	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.23)(c)	(0.16)	0.06	0.10	0.08
Total from Investment Activities	(0.15)	(0.13)	0.09	0.12	0.10
Distributions to Shareholders:
Net investment income	(0.38)	(0.42)	(0.42)	(0.43)	(0.45)
Total Distributions to Shareholders	(0.38)	(0.42)	(0.42)	(0.43)	(0.45)
Net Asset Value, End of Period	$8.48	$9.01	$9.56	$9.89	$10.20
Total Return (excludes contingent deferred sales charge)	(1.69)%	(1.41)%	0.88%	1.14%	0.96%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,976	$50,316	$72,958	$68,015	$79,353
Ratio of net expenses to average net assets	1.70%	1.67%	1.69%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets	0.94%(c)	0.29%	0.32%	0.31%	0.80%
Ratio of gross expenses to average net assets	1.71%(b)	1.67%	1.69%	1.72%	1.72%
Portfolio turnover (d)	27%	30%	31%	44%	32%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.29 and $(0.44) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 3.33%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class I Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period	$9.08	$9.63	$9.96	$10.26	$10.61
Investment Activities:
Net investment income (loss)	0.15(a)(b)	0.13(a)	0.13(a)	0.16	0.21
Net realized and unrealized gains (losses) on investments	(0.21)(b)	(0.16)	0.06	0.07	(0.01)
Total from Investment Activities	(0.06)	(0.03)	0.19	0.23	0.20
Distributions to Shareholders:
Net investment income	(0.47)	(0.52)	(0.52)	(0.53)	(0.55)
Total Distributions to Shareholders	(0.47)	(0.52)	(0.52)	(0.53)	(0.55)
Net Asset Value, End of Period	$8.55	$9.08	$9.63	$9.96	$10.26
Total Return	(0.64)%	(0.34)%	1.90%	2.28%	1.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$331,338	$520,056	$547,322	$403,879	$379,805
Ratio of net expenses to average net assets	0.63%	0.61%	0.63%	0.65%	0.67%
Ratio of net investment income (loss) to average net assets	1.69%(b)	1.34%	1.37%	1.37%	1.85%
Portfolio turnover (c)	27%	30%	31%	44%	32%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.37 and $(0.43) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 4.21%.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period	$9.09	$9.64	$9.97	$10.28	$10.62
Investment Activities:
Net investment income (loss)	0.15(a)(b)	0.10(a)	0.11(a)	0.11	0.15
Net realized and unrealized gains (losses) on investments	(0.22)(b)	(0.16)	0.05	0.08	0.03
Total from Investment Activities	(0.07)	(0.06)	0.16	0.19	0.18
Distributions to Shareholders:
Net investment income	(0.45)	(0.49)	(0.49)	(0.50)	(0.52)
Total Distributions to Shareholders	(0.45)	(0.49)	(0.49)	(0.50)	(0.52)
Net Asset Value, End of Period	$8.57	$9.09	$9.64	$9.97	$10.28
Total Return	(0.79)%	(0.62)%	1.62%	1.88%	1.78%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,405	$58,783	$85,195	$73,805	$84,368
Ratio of net expenses to average net assets	0.91%	0.88%	0.90%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	1.67%(b)	1.08%	1.11%	1.07%	1.56%
Portfolio turnover (c)	27%	30%	31%	44%	32%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.38 and $(0.45) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 4.27%.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class R6 Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(a)
Net Asset Value, Beginning of Period	$9.07	$9.62	$9.95	$10.23
Investment Activities:
Net investment income (loss)	0.13(d)(f)	0.12(d)	0.13(d)	0.10
Net realized and unrealized gains (losses) on investments	(0.18)(f)	(0.16)	0.06	(0.03)
Total from Investment Activities	(0.05)	(0.04)	0.19	0.07
Distributions to Shareholders:
Net investment income	(0.47)	(0.51)	(0.52)	(0.35)
Total Distributions to Shareholders	(0.47)	(0.51)	(0.52)	(0.35)
Net Asset Value, End of Period	$8.55	$9.07	$9.62	$9.95
Total Return (b)	(0.52)%	(0.36)%	1.89%	0.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,741	$9,407	$6,286	$3,896
Ratio of net expenses to average net assets (c)	0.63%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (c)	1.43%(f)	1.31%	1.37%	1.24%
Ratio of gross expenses to average net assets (c)(e)	0.69%	0.73%	0.97%	0.99%
Portfolio turnover (b)(g)	27%	30%	31%	44%

(a)  Class R6 Shares commenced operations on March 4, 2015.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.44 and $(0.49) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 5.01%.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Class Y Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period	$9.08	$9.64	$9.96	$10.27	$10.62
Investment Activities:
Net investment income (loss)	0.19(a)(c)	0.10(a)	0.13(a)	0.08	0.12
Net realized and unrealized gains (losses) on investments	(0.25)(c)	(0.15)	0.06	0.14	0.08
Total from Investment Activities	(0.06)	(0.05)	0.19	0.22	0.20
Distributions to Shareholders:
Net investment income	(0.46)	(0.51)	(0.51)	(0.53)	(0.55)
Total Distributions to Shareholders	(0.46)	(0.51)	(0.51)	(0.53)	(0.55)
Net Asset Value, End of Period	$8.56	$9.08	$9.64	$9.96	$10.27
Total Return	(0.61)%	(0.53)%	1.92%	2.12%	1.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,975	$62,408	$8,119	$5,093	$7,491
Ratio of net expenses to average net assets	0.71%	0.68%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	2.14%(c)	1.09%	1.30%	1.32%	1.81%
Ratio of gross expenses to average net assets	0.79%(b)	0.68%	0.89%(b)	0.90%(b)	0.82%(b)
Portfolio turnover (d)	27%	30%	31%	44%	32%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) Net investment income (loss) per share, net realized and unrealized gains (losses) per share and ratio of net investment income (loss) to average net assets have been restated.  Net investment income (loss) per share and net realized and unrealized gains (losses) per share were originally reported as $0.37 and $(0.43) per share, respectively, and ratio of net investment income (loss) to average net assets was originally reported as 4.22%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.